Benefit Plans And Obligations For Termination Indemnity (Fair Value Of The Asset Values By Category) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	$ 319,162	$ 289,493	$ 164,282
Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	3,329
Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	6,181
Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	101,167
International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	5,092
Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	203,393
Quoted Prices In Active Markets For Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	319,162
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	3,329
Quoted Prices In Active Markets For Identical Assets (Level 1) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	6,181
Quoted Prices In Active Markets For Identical Assets (Level 1) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	101,167
Quoted Prices In Active Markets For Identical Assets (Level 1) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	5,092
Quoted Prices In Active Markets For Identical Assets (Level 1) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	203,393
Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Observable Inputs (Level 2) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Observable Inputs (Level 2) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Observable Inputs (Level 2) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Observable Inputs (Level 2) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	$ 0